Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Fund
September 30, 2025
PIB-NPRT3-1125
1.939225.113
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 1.97	120,054,447	66,667,166
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 2.55	136,028,100	73,805,525
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.63	160,444,808	95,019,004
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 2.47	147,329,372	112,005,043
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	160,909,930	127,721,949
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.49	194,300,785	145,025,799
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.37	152,941,778	113,052,301
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	81,536,312	62,933,898
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	101,054,404	75,799,489
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 2.38	25,126,851	18,558,704
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.40	134,415,799	115,049,605
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.64	131,112,823	105,041,300
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	88,211,408	89,681,619
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	75,501,085	76,143,481
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	86,355,124	86,346,358
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.59	85,444,279	78,952,714
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.79 to 2.10	155,599,445	158,396,854
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	165,262,506	161,502,929
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	152,037,058	158,903,438
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	63,238,283	70,806,168
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	190,730,834	202,967,769
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	114,882,502	125,634,015
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	337,835,808	322,624,610
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.84	295,866,137	277,899,573
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.99	358,845,956	330,516,973
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.85 to 1.62	284,091,683	282,533,657
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.06	374,756,493	369,628,735
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	366,782,194	348,827,651
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	349,291,606	326,284,986
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.95	295,360,995	286,597,241
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.71 to 1.25	229,728,646	227,978,608
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	254,648,023	252,953,383
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	316,706,958	313,083,013
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.86	373,735,172	353,840,776
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	217,565,092	216,591,981
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	183,367,676	182,006,110
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	370,300,790	359,005,527
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.00 to 2.29	320,236,646	321,503,962
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	374,593,101	368,946,634
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.93 to 2.49	308,190,639	313,179,110
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.18 to 1.99	332,923,414	339,591,424
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.28 to 1.64	297,139,296	301,774,003
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.62 to 2.13	376,782,378	378,676,990
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.06	414,369,867	420,536,652
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.78 to 1.97	299,507,039	302,011,135
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.78 to 2.12	413,652,924	425,958,060
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.62 to 2.29	288,605,205	297,955,761
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.27 to 2.43	339,969,678	354,167,267
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,885,077,602)			10,594,688,950

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $21,477,602)	4.21	21,473,307	21,477,602

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $10,906,555,204)	10,616,166,552
NET OTHER ASSETS (LIABILITIES) - 0.3%	33,643,868
NET ASSETS - 100.0%	10,649,810,420

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,517,166	868,589,087	848,627,829	1,081,082	(822)	-	21,477,602	21,473,307	0.0%
Fidelity Securities Lending Cash Central Fund	-	259,340,554	259,340,554	1,117	-	-	-	-	0.0%
Total	1,517,166	1,127,929,641	1,107,968,383	1,082,199	(822)	-	21,477,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.